LEASE - Total leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LEASE
Total future minimum lease payments	$ 82,851
Less: imputed interest	4,292
NPV for future minimum lease payments	$ 78,559
Total future minimum lease payments		$ 127,348
Less: imputed interest		5,024
NPV for future minimum lease payments		$ 71,802